Effective Income Tax Reconciliation (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Line Items]
Profit before income tax		$ (716)	$ 1,061	$ 2,033	$ 1,868	$ 1,625	[1]
Tax calculated at domestic rates applicable to profits in the respective jurisdictions				261	238	208
Income not subject to tax	[2]			(966)	(905)	(837)
Expenses not deductible for tax purposes	[2],[3]			603	574	549
Amortization of pre-opening expenses previously not recognized				(1)	(3)	(9)
Origination and reversal of temporary difference, net				4	4	20
Tax losses for which no deferred income tax assets were recognized				95	80	87
Lump sum in lieu of Macao complementary tax of dividends				5	5	5
Other				(1)	0	(1)
Income tax expense (benefit)		$ 0	$ (6)	$ 0	$ (7)	$ 22	[1]

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[2]	For the years ended December 31, 2017, 2018 and 2019, VML was exempt from Macao complementary tax on its gaming activities (see also Note 9(a)). In addition, lease/right-of-use income recorded in VML, Venetian Cotai Limited (“VCL”) and Venetian Orient Limited (“VOL”) were subject to property tax (Note (ii)), and should, therefore, also be excluded from Macao complementary tax calculations. Accordingly, casino revenues and lease/right-of-use income and their corresponding expenses incurred were presented as “Income not subject to tax” and “Expenses not deductible for tax purposes,” respectively, in the calculations above.

Additionally, for the years ended December 31, 2017, 2018 and 2019, the Company received dividend income from a subsidiary. The dividend income is not subject to Hong Kong profits tax.
[3]	Lease/right-of-use income recorded in VML, VCL and VOL are exempt from property tax for the first four and six years for the newly constructed buildings in Macao and on Cotai, respectively, pursuant to Article 9(1)(a) of Lei no. 19/78/M. If the buildings in Macao and on Cotai also qualify for Tourism Utility Status, the property tax exemption can be extended by another four and six years, respectively, pursuant to Article 15(a) of Lei no. 81/89/M. The exemption for the Sands Macao and The Venetian Macao expired in August 2012 and August 2019 respectively and that for The Plaza Macao, Sands Cotai Central and The Parisian Macao will be expiring in August 2020, December 2027 and September 2028 respectively.